Investment Securities - Investment Securities Available For Sale (Parenthetical) (Detail)	Dec. 31, 2012 CreditScore
Schedule of Available-for-sale Securities [Line Items]
Minimum weighted average credit score of prime securities	725
Maximum loan-to-value of prime securities	80.00%